UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Private Counsel (USA) Corporation
           -----------------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-10360
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David S. Jones
        ----------------------------------------
Title:  Head of Operations and Administration
        ----------------------------------------
Phone:  212-415-5996
        ----------------------------------------

Signature, Place, and Date of Signing:

/s/ David S. Jones                    New York, NY                    08/18/2004
------------------                    ------------                    ----------
   [Signature]                        [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          112
                                         -----------
Form 13F Information Table Value Total:     $102,025
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AETNA INC NEW                  COM              00817Y108     1589   18700 SH       SOLE              18700      0    0
AFLAC INC                      COM              001055102     1267   31065 SH       SOLE              31065      0    0
AIR PRODS & CHEMS INC          COM              009158106      704   13430 SH       SOLE              13430      0    0
ALBERTO CULVER CO              COM              013068101      748   14925 SH       SOLE              14925      0    0
ALCOA INC                      COM              013817101      892   27035 SH       SOLE              27035      0    0
AMBAC FINL GROUP INC           COM              023139108     1328   18095 SH       SOLE              18095      0    0
AMERICAN EXPRESS CO            COM              025816109      347    6760 SH       SOLE               6760      0    0
AMERICAN INTL GROUP INC        COM              026874107     1159   16260 SH       SOLE              16260      0    0
AMERICAN STD COS INC DEL       COM              029712106     1366   33900 SH       SOLE              33900      0    0
AMGEN INC                      COM              031162100      922   16914 SH       SOLE              16914      0    0
ANHEUSER BUSCH COS INC         COM              035229103      780   14455 SH       SOLE              14455      0    0
ANTHEM INC                     COM              03674B104      334    3740 SH       SOLE               3740      0    0
APACHE CORP                    COM              037411105      575   13225 SH       SOLE              13225      0    0
APOLLO GROUP INC               CL A             037604105     1040   11780 SH       SOLE              11780      0    0
APPLERA CORP                   COM AP BIO GRP   038020103      621   28560 SH       SOLE              28560      0    0
APPLIED MATLS INC              COM              038222105      438   22325 SH       SOLE              22325      0    0
BANK OF AMERICA CORPORATION    COM              060505104     1499   17715 SH       SOLE              17715      0    0
BANK ONE CORP                  COM              06423A103     1545   30300 SH       SOLE              30300      0    0
BECTON DICKINSON & CO          COM              075887109      707   13655 SH       SOLE              13655      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      682     231 SH       SOLE                231      0    0
BURLINGTON RES INC             COM              122014103      729   20170 SH       SOLE              20170      0    0
CANON INC                      ADR              138006309      906   16985 SH       SOLE              16985      0    0
CARDINAL HEALTH INC            COM              14149Y108     1246   17795 SH       SOLE              17795      0    0
CARNIVAL CORP                  PAIRED CTF       143658300     1225   26075 SH       SOLE              26075      0    0
CHUBB CORP                     COM              171232101      725   10645 SH       SOLE              10645      0    0
CINCINNATI FINL CORP           COM              172062101      559   12854 SH       SOLE              12854      0    0
CISCO SYS INC                  COM              17275R102     2025   85477 SH       SOLE              85477      0    0
CITIGROUP INC                  COM              172967101     1667   35868 SH       SOLE              35868      0    0
COSTCO WHSL CORP NEW           COM              22160K105      871   21170 SH       SOLE              21170      0    0
COX COMMUNICATIONS INC NEW     CL A             224044107      438   15770 SH       SOLE              15770      0    0
DANAHER CORP DEL               COM              235851102     1225   23645 SH       SOLE              23645      0    0
DELL INC                       COM              24702R101     1944   54281 SH       SOLE              54281      0    0
DENTSPLY INTL INC NEW          COM              249030107      299    5750 SH       SOLE               5750      0    0
DISNEY WALT CO                 COM DISNEY       254687106      280   10985 SH       SOLE              10985      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109      302    6810 SH       SOLE               6810      0    0
DUKE ENERGY CORP               COM              264399106      623   30720 SH       SOLE              30720      0    0
EBAY INC                       COM              278642103     1061   11540 SH       SOLE              11540      0    0
ECOLAB INC                     COM              278865100     1314   41475 SH       SOLE              41475      0    0
EMERSON ELEC CO                COM              291011104      517    8140 SH       SOLE               8140      0    0
EXPRESS SCRIPTS INC            COM              302182100      814   10275 SH       SOLE              10275      0    0
EXXON MOBIL CORP               COM              30231G102      926   20858 SH       SOLE              20858      0    0
FIFTH THIRD BANCORP            COM              316773100      763   14200 SH       SOLE              14200      0    0
FIRST DATA CORP                COM              319963104     1103   24790 SH       SOLE              24790      0    0
FISERV INC                     COM              337738108      798   20545 SH       SOLE              20545      0    0
FOREST LABS INC                COM              345838106      392    6935 SH       SOLE               6935      0    0
GANNETT INC                    COM              364730101      944   11130 SH       SOLE              11130      0    0
GENERAL ELEC CO                COM              369604103     2879   88859 SH       SOLE              88859      0    0
GENERAL GROWTH PPTYS INC       COM              370021107      352   11925 SH       SOLE              11925      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     1312   13935 SH       SOLE              13935      0    0
GUIDANT CORP                   COM              401698105      302    5420 SH       SOLE               5420      0    0
HCA INC                        COM              404119109      968   23275 SH       SOLE              23275      0    0
HOME DEPOT INC                 COM              437076102     1728   49115 SH       SOLE              49115      0    0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101     1031   15105 SH       SOLE              15105      0    0
INTEL CORP                     COM              458140100     1304   47250 SH       SOLE              47250      0    0
INTERACTIVECORP                COM              45840Q101      901   29920 SH       SOLE              29920      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101      747    8475 SH       SOLE               8475      0    0
INTERNATIONAL GAME TECHNOLOG   COM              459902102      668   17330 SH       SOLE              17330      0    0
ISHARES INC                    MSCI JAPAN       464286848      466   43930 SH       SOLE              43930      0    0
ISHARES TR                     MSCI EAFE IDX    464287465      787    5510 SH       SOLE               5510      0    0
JABIL CIRCUIT INC              COM              466313103      700   27815 SH       SOLE              27815      0    0
JOHNSON & JOHNSON              COM              478160104      568   10201 SH       SOLE              10201      0    0
KIMBERLY CLARK CORP            COM              494368103      309    4705 SH       SOLE               4705      0    0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100      363    9897 SH       SOLE               9897      0    0
KOHLS CORP                     COM              500255104      659   15590 SH       SOLE              15590      0    0
LEXMARK INTL NEW               CL A             529771107      998   10340 SH       SOLE              10340      0    0
LILLY ELI & CO                 COM              532457108      680    9730 SH       SOLE               9730      0    0
LOWES COS INC                  COM              548661107      746   14210 SH       SOLE              14210      0    0
MANPOWER INC                   COM              56418H100      238    4690 SH       SOLE               4690      0    0
MARSH & MCLENNAN COS INC       COM              571748102      333    7345 SH       SOLE               7345      0    0
MATTEL INC                     COM              577081102      392   21480 SH       SOLE              21480      0    0
MBNA CORP                      COM              55262L100      954   36995 SH       SOLE              36995      0    0
MEDTRONIC INC                  COM              585055106      890   18270 SH       SOLE              18270      0    0
MICROSOFT CORP                 COM              594918104     3100  108574 SH       SOLE             108574      0    0
MONSANTO CO NEW                COM              61166W101      317    8235 SH       SOLE               8235      0    0
NATIONAL INSTRS CORP           COM              636518102      824   26906 SH       SOLE              26906      0    0
NEWMONT MINING CORP            COM              651639106      832   21480 SH       SOLE              21480      0    0
NORTHERN TR CORP               COM              665859104      530   12550 SH       SOLE              12550      0    0
OMNICOM GROUP INC              COM              681919106     1154   15210 SH       SOLE              15210      0    0
ORACLE CORP                    COM              68389X105      810   67945 SH       SOLE              67945      0    0
PARKER HANNIFIN CORP           COM              701094104     1045   17575 SH       SOLE              17575      0    0
PAYCHEX INC                    COM              704326107      707   20880 SH       SOLE              20880      0    0
PEPSICO INC                    COM              713448108     2730   50685 SH       SOLE              50685      0    0
PFIZER INC                     COM              717081103     2126   62043 SH       SOLE              62043      0    0
PINNACLE WEST CAP CORP         COM              723484101      639   15830 SH       SOLE              15830      0    0
PROCTER & GAMBLE CO            COM              742718109      874   16070 SH       SOLE              16070      0    0
QUEST DIAGNOSTICS INC          COM              74834L100      867   10215 SH       SOLE              10215      0    0
RADIOSHACK CORP                COM              750438103      557   19465 SH       SOLE              19465      0    0
RAYTHEON CO                    COM NEW          755111507      639   17890 SH       SOLE              17890      0    0
ROBERT HALF INTL INC           COM              770323103      824   27685 SH       SOLE              27685      0    0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804     1388   26875 SH       SOLE              26875      0    0
SBC COMMUNICATIONS INC         COM              78387G103      554   22855 SH       SOLE              22855      0    0
SCHLUMBERGER LTD               COM              806857108     1042   16410 SH       SOLE              16410      0    0
SEALED AIR CORP NEW            COM              81211K100      263    4945 SH       SOLE               4945      0    0
SLM CORP                       COM              78442P106     2118   52375 SH       SOLE              52375      0    0
SOUTHWEST AIRLS CO             COM              844741108      490   29275 SH       SOLE              29275      0    0
SPDR TR                        UNIT SER 1       78462F103      225    1970 SH       SOLE               1970      0    0
STAPLES INC                    COM              855030102      583   19850 SH       SOLE              19850      0    0
STARBUCKS CORP                 COM              855244109     1070   24620 SH       SOLE              24620      0    0
STRYKER CORP                   COM              863667101      891   16200 SH       SOLE              16200      0    0
SYMANTEC CORP                  COM              871503108     1048   23950 SH       SOLE              23950      0    0
SYSCO CORP                     COM              871829107     1237   34500 SH       SOLE              34500      0    0
TENET HEALTHCARE CORP          COM              88033G100      227   16955 SH       SOLE              16955      0    0
TEXAS INSTRS INC               COM              882508104      710   29400 SH       SOLE              29400      0    0
UNION PAC CORP                 COM              907818108      398    6700 SH       SOLE               6700      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1520   16617 SH       SOLE              16617      0    0
UNOCAL CORP                    COM              915289102      974   25635 SH       SOLE              25635      0    0
VIACOM INC                     CL B             925524308      857   24000 SH       SOLE              24000      0    0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     1055   47782 SH       SOLE              47782      0    0
WALGREEN CO                    COM              931422109      764   21120 SH       SOLE              21120      0    0
WELLS FARGO & CO NEW           COM              949746101      804   14060 SH       SOLE              14060      0    0
WHOLE FOODS MKT INC            COM              966837106      915    9595 SH       SOLE               9595      0    0
ZIMMER HLDGS INC               COM              98956P102      747    8475 SH       SOLE               8475      0    0


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